TREASURY SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 13, 2025	Dec. 31, 2024
TREASURY SHARES
Treasury shares, value	$ 103,424,568		$ 111,567,030
Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 Share Repurchase Program 2023 Share Repurchase Program 2024 And New Share Repurchase Programs
TREASURY SHARES
Average repurchase price per ADS	$ 1.41
Repurchase Value	$ 132,110,572
Class A Ordinary shares
TREASURY SHARES
Shares issued under ESOP	7,649,872
Treasury shares	86,371,041
Treasury stock common shares, price per share	$ 1.2
Treasury shares, value	$ 103,424,568
Class A Ordinary shares | New Share Repurchase Program
TREASURY SHARES
Authorized to repurchase of shares		$ 30,000,000
Class A Ordinary shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 Share Repurchase Program 2023 Share Repurchase Program 2024 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased	94,020,913